CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash	$ 76,533	$ 117,908
Cash reserved for users	144,000	111,698
Receivables reserved for users	19,828	21,334
Prepaid expenses and other current assets	20,787	11,233
Total current assets	261,148	262,173
Property and equipment, net	25,945	14,102
Intangible assets, net	33,939	16,876
Goodwill	4,738	4,738
Equity method investment	2,521
Deposits	2,434	1,504
Total assets	330,725	299,393
Current liabilities:
Accounts payable and accrued expenses	85,295	56,149
Liabilities to users	163,035	132,769
Term note	6,750	3,750
Settlement liability		3,272
Total current liabilities	255,080	195,940
Convertible promissory notes	68,363
Other long-term liabilities	56,862	27,403
Total liabilities	380,305	223,343
Commitments and contingencies (note 13)
Redeemable convertible preferred stock:
Total redeemable convertible preferred stock	258,371	261,277
Stockholders' deficit:
Common stock, $0.001 par value; 735,000 shares authorized as at March 31, 2020 and December 31, 2019; 390,900 and 389,610 shares issued and outstanding at March 31, 2020 and December 31, 2019, respectively	390	384
Additional paid-in capital	690,443	670,439
Accumulated deficit	(998,784)	(856,050)
Total stockholders' equity (deficit)	(307,951)	(185,227)
Total liabilities and stockholders' equity (deficit)	330,725	299,393
Series E-1 redeemable convertible preferred stock
Redeemable convertible preferred stock:
Total redeemable convertible preferred stock	119,752	119,427
Series F redeemable convertible preferred stock
Redeemable convertible preferred stock:
Total redeemable convertible preferred stock	$ 138,619	$ 141,850